Marketable Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2017 and December 31, 2016 are detailed in the tables below:

	December 31, 2016	Purchase	Sale	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2017
U.S. Treasury debt securities	335	99	—	(3)	—	431

Total	335	99	—	(3)	—	431

*	Other Comprehensive Income

	December 31, 2015	Purchase	Sale	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2016
U.S. Treasury debt securities	335	—	—	—	—	335

Total	335	—	—	—	—	335

*	Other Comprehensive Income

As at December 31, 2017, the Company held $431 million of U.S. Treasury debt securities. In 2017, the Company acquired $99 million U.S. Treasury Bills, which were transferred to a financial institution with high credit quality as part of a short-term securities lending transaction in compliance with the Company’s policy to optimize the return on its short-term interest rate investments. The Company, acting as the securities lender, does not hold any collateral on this unsecured securities lending transaction. The Company retains effective control on the transferred securities. The lending transaction has a renewable 35-day duration.

The debt securities had an average rating of Aaa/AA+/AAA from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 1.9 years. The debt securities were reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2017, since they represented investments of funds available for current operations. The bonds were classified as available-for-sale and recorded at fair value as at December 31, 2017. This fair value measurement corresponds to a Level 1 fair value hierarchy measurement. The aggregate amortized cost basis of these securities totaled $432 million as at December 31, 2017.